Basis of presentation and accounting policies (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Abafor S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
ACI Airport Sudamerica S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
ACI Airports Italia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
America International Airports LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Cargo & Logistics S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1],[2]	81.81%	81.49%	81.49%
CASA Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]			99.98%
Cedicor S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Cerealsur S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Corporacion Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]	99.98%	99.98%	99.98%
Corporacion America Italia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		75.00%	75.00%	75.00%
Corporacion America S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	95.80%	95.37%	95.37%
Corporacion America Sudamericana S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		95.12%	94.69%	94.69%
DICASA Spain S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Inframerica Participacoes S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.97%	99.97%	99.96%
Yokelet S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
ACI do Brasil S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	93.40%	92.98%	92.98%
Aeropuerto de Bahia Blanca S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	81.43%	81.06%	81.06%
AA2000
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2],[4]	81.62%	81.29%	81.29%
Aeropuertos del Neuquen S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	74.44%	74.10%	74.10%
Armenia International Airports CJSC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[5]	100.00%	100.00%	100.00%
C.A.I.S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
CAAirports International Services S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	76.64%	76.29%	76.29%
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.98%	50.98%	50.98%
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.98%	99.98%	99.98%
Paoletti America S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2],[6]	40.81%	40.65%	40.65%
Puerta del Sur S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Servicios y Tecnologia Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	81.72%	81.39%	81.39%
TCU S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[7]	49.99%	49.99%	49.99%
Texelrio S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	57.13%	56.91%	56.91%
Toscana Aeroporti S.p.a.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[8],[9]	46.71%	46.71%	46.71%
Villalonga Furlong S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]	81.83%	81.50%	81.50%

[1]	These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.
[2]	See Note 25 e).
[3]	These companies were merged on June 30, 2019
[4]	Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation was subject to the authorization by the Argentine National Airports Regulator (Organismo Regulador del Sistema Nacional de Aeropuertos, the “ORSNA”) pursuant to section 7.2 of the Argentine Concession Agreement. As of September 22, 2020, the ORSNA approved the aforementioned transaction.
[5]	In December 2020, 100% of the share capital of Armenia International Airports C.J.S.C. was transferred from AIA to CAAP pursuant to a Share Transfer Agreement duly registered in Armenia.
[6]	The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[7]	The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[8]	The Group Toscana Aeroporti S.p.A. has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l., Toscana Aeroporti Handling S.r.l. and Vola S.r.l.
[9]	The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.